Financial Instruments (Schedule of sensitive analysis for change in LIBOR interest rate) (Details) - US LIBOR [Member] $ in Thousands	Dec. 31, 2023 USD ($)
Long-term loans [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	$ (2,538)
1% decrease effect on net income (loss) and equity	(1,691)
1% increase effect on net income (loss) and equity	1,691
1.5% increase effect on net income (loss) and equity	2,538
Interest rate swaps [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
1.5% decrease effect on net income (loss) and equity	1,555
1% decrease effect on net income (loss) and equity	1,036
1% increase effect on net income (loss) and equity	(1,036)
1.5% increase effect on net income (loss) and equity	$ (1,555)